Concentrations of Credit Risk - (Details) $ in Millions	Dec. 31, 2024 USD ($)
Residential Real Estate Loan Concentration Risk
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	$ 1,464.0
Construction and Land Development
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	322.1
Lessors of Nonresidential Real Estate
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	362.6
Construction Loan Concentration Risk
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	186.2
Health Care and Social Assistance
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	156.8
Lessors of Residential Real Estate
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	154.5
Accommodation and Food Services
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	151.0
Manufacturing
Fair Value, Concentration of Risk, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value, concentration of risk, loans receivable	$ 107.0